Segmented Information	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segmented Information	Segmented Information
Based on the primary products we produce and our development projects, we have four reportable segments that we report to our Chief Executive Officer – copper, zinc, steelmaking coal and corporate. The corporate segment includes all of our initiatives in other commodities, our corporate growth activities and groups that provide administrative, technical, financial and other support to all of our business units. Other operating income (expenses) include general and administration, exploration, research and innovation and other operating income (expense). Sales between segments are carried out on terms that arm’s-length parties would use. Total assets do not include intra-group receivables between segments. Deferred tax assets have been allocated among segments.

As a result of our announcement in 2022 to sell our 21.3% interest in Fort Hills and associated downstream assets, we have changed the composition of our reportable segments. Accordingly, the energy segment is no longer presented below, with information disclosed in Note 5, Assets Held for Sale and Discontinued Operations. We have also re-presented the previously reported segment information for the year ended December 31, 2021.

	December 31, 2022
(CAD$ in millions)	Copper	Zinc	Steelmaking Coal	Corporate	Total
Segment revenue	$3,381	$4,181	$10,409	$—	$17,971
Less intra-segment revenue	—	(655)	—	—	(655)
Revenue (Note 6(a))	3,381	3,526	10,409	—	17,316
Cost of sales	(1,982)	(2,755)	(4,008)	—	(8,745)
Gross profit	1,399	771	6,401	—	8,571
Other operating expense	(367)	(55)	(398)	(765)	(1,585)
Profit (loss) from operations	1,032	716	6,003	(765)	6,986
Net finance income (expense)	(248)	(38)	(86)	222	(150)
Non-operating income (expense)	(185)	9	35	(134)	(275)
Share of profit of associates and joint ventures	4	—	—	—	4
Profit (loss) before taxes from continuing operations	603	687	5,952	(677)	6,565

Capital expenditures from continuing operations	3,910	370	1,167	18	5,465
Goodwill (Note 17)	416	—	702	—	1,118
Total assets from continuing operations	$23,801	$4,523	$18,070	$4,663	$51,057
Total assets from discontinued operations - Unallocated	—	—	—	—	1,302
Total assets	$23,801	$4,523	$18,070	$4,663	$52,359
29.    Segmented Information (continued)

	December 31, 2021
(CAD$ in millions)	Copper	Zinc	Steelmaking Coal	Corporate	Total
Segment revenue	$3,452	$3,574	$6,251	$—	$13,277
Less intra-segment revenue	—	(511)	—	—	(511)
Revenue (Note 6(a))	3,452	3,063	6,251	—	12,766
Cost of sales	(1,711)	(2,375)	(3,466)	—	(7,552)
Gross profit	1,741	688	2,785	—	5,214
Impairment reversal (Note 8(a))	215	—	—	—	215
Other operating income (expense)	(14)	(41)	153	(544)	(446)
Profit (loss) from operations	1,942	647	2,938	(544)	4,983
Net finance income (expense)	(116)	(47)	(91)	69	(185)
Non-operating income (expense)	(137)	4	—	26	(107)
Share of loss of associates and joint ventures	(3)	—	—	—	(3)
Profit (loss) before taxes from continuing operations	1,686	604	2,847	(449)	4,688

Capital expenditures from continuing operations	3,074	259	1,284	16	4,633
Goodwill (Note 17)	389	—	702	—	1,091
Total assets	$18,077	$4,401	$18,390	$6,500	$47,368

The geographical distribution of our non-current assets from continuing operations in 2022, and for all our non-current assets in 2021, other than financial instruments, deferred tax assets and post-employment benefit assets, is as follows:

(CAD$ in millions)	December 31, 2022	December 31, 2021
Canada	$20,104	$22,949
Chile	19,206	13,771
United States	1,787	1,788
Peru	1,845	1,597
Other	34	162
	$42,976	$40,267